LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE	3 Months Ended
Mar. 31, 2020
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

7. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

The third-party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Loan recognized as a result of payment under the guarantee	810,327	2,343,586	2,594,749
Less: allowance for doubtful accounts/provision for credit losses	(256,639)	(763,122)	(2,190,575)
	553,688	1,580,464	404,174

An aging analysis of loan recognized as result of payment under the guarantee is as follows:

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Up to 6 months	329,350	1,094,920	1,140,756
6 months to 12 months	274,179	507,321	425,500
Over 12 months	206,798	741,345	1,028,493
	810,327	2,343,586	2,594,749

7. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (CONTINUED)

The Company relies on the consumers' credit history, loan-to-value ratio and other certain application information to evaluate and rank their risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of "Normal" are determined to have the highest probability of repayment, customers assigned a grade of "Attention" are determined to have a lower probability of repayment, and customers assigned a grade of "Secondary" are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers' likelihood of repayment.

The balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of December 31, 2018 and 2019, and March 31, 2020 were listed as below:

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Normal	286,644	807,023	283,259
Attention	229,474	1,156,067	364,895
Secondary	294,209	380,496	1,946,595
	810,327	2,343,586	2,594,749

Loan recognized as a result of payment under the guarantee of RMB433.9 million was pledged as collateral for long-term borrowings of RMB1.6 million and current portion of long-term borrowings of RMB112.3 million (Note 15).

The movement of allowance for doubtful accounts/provision for credit losses for the years ended December 31, 2017, 2018 and 2019, and the three months ended March 31, 2020 was as follows:

				For the three months
	For the year ended December 31,			ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	(7,222)	(189,305)	(256,639)	(763,122)
Changes on initial application of ASU 2016-13 (i)	—	—	—	(172,843)
Addition	(184,586)	(257,953)	(398,167)	(326,204)
Provision for credit losses (ii)	(36,474)	(37,961)	(255,105)	(1,039,367)
Write-off	15,606	37,757	—	48,908
Bought out by certain non-bank financing institutions without recourse	—	85,560	—	—

Payments from the borrowers or other recoveries	23,371	105,263	146,789	62,053
Ending balance of the period	(189,305)	(256,639)	(763,122)	(2,190,575)

(i)	The Company adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.
(ii)	Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the three months ended December 31, 2019, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral. Due to the COVID-19 pandemic, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected further, which resulted in further provision for credit losses in the three months ended March 31, 2020.

7. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (CONTINUED)

The following table explains the changes in the loss allowance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of March 31, 2020:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB
Beginning balance of the period	(248,244)	(387,398)	(127,480)	(763,122)
Changes on initial application of ASU 2016-13	78,387	(104,137)	(147,093)	(172,843)
Additions	(326,204)	—	—	(326,204)
Write-off	—	—	48,908	48,908
Provision for credit losses	(171,397)	(788,149)	(79,821)	(1,039,367)
Payments from the borrowers or other recoveries	57,871	2,372	1,810	62,053
Transfer
Transfer from Normal to Attention	126,621	(126,621)	—	—
Transfer from Normal to Secondary	386,773	—	(386,773)	—
Transfer from Attention to Secondary	—	1,237,102	(1,237,102)	—
Transfer from Attention to Normal	(2,069)	2,069	—	—
Transfer from Secondary to Attention	—	(31)	31	—
Transfer from Secondary to Normal	(52)	—	52	—
Ending balance of the period	(98,314)	(164,793)	(1,927,468)	(2,190,575)